Document and Entity Information	12 Months Ended
Aug. 31, 2022
Entity Addresses [Line Items]
Audited Annual Financial Statements	true
Entity Registrant Name	PLATINUM GROUP METALS LTD.
Entity Central Index Key	0001095052
Document Type	40-F
Document Registration Statement	false
Entity File Number	001-33562
Document Period End Date	Aug. 31, 2022
Entity Address, Address Line One	1100
Entity Address, Address Line Two	Melville Street
Entity Address, Address Line Three	Suite 838
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Incorporation, State or Country Code	A1
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4A6
City Area Code	604
Local Phone Number	899-5450
Title of 12(b) Security	Common Shares
Trading Symbol	PLG
Security Exchange Name	NYSE
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	271
Annual Information Form	true
Document Annual Report	true
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue
Entity Address, Address Line Three	Suite 6100
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	WA 98104-7043
City Area Code	206
Local Phone Number	903-8800